STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings (accumulated deficit) [Member]	Total
Balance at Dec. 31, 2021	$ 104		$ 588,937	$ 397	$ 137,074	$ 726,512
Balance, shares at Dec. 31, 2021	40,041,870
Exercise of options and vested RSUs granted to employees	$ 3		1,838	0	0	1,841
Exercise of options and vested RSUs granted to employees, shares	868,599
Other comprehensive income (loss), net of tax	$ 0		0	(15,957)	0	(15,957)
Share-based compensation	0		121,579	0	0	121,579
Issuance of ordinary shares under employee stock purchase plan	$ 0	[1]	13,867	0	0	13,867
Issuance of ordinary shares under employee stock purchase plan, shares	118,102
Adjustments from adoption of ASU 2020-06	$ 0		(65,932)	0	26,602	(39,330)
Net loss	0		0	0	(130,368)	(130,368)
Balance at Dec. 31, 2022	$ 107		660,289	(15,560)	33,308	678,144
Balance, shares at Dec. 31, 2022	41,028,571
Exercise of options and vested RSUs granted to employees	$ 3		11,062	0	0	11,065
Exercise of options and vested RSUs granted to employees, shares	1,107,869
Other comprehensive income (loss), net of tax	$ 0		0	13,711	0	13,711
Share-based compensation	0		140,404	0	0	140,404
Issuance of ordinary shares under employee stock purchase plan	$ 1		15,505	0	0	15,506
Issuance of ordinary shares under employee stock purchase plan, shares	118,896
Net loss	$ 0		0	0	(66,504)	(66,504)
Balance at Dec. 31, 2023	$ 111		827,260	(1,849)	(33,196)	792,326
Balance, shares at Dec. 31, 2023	42,255,336
Exercise of options and vested RSUs granted to employees	$ 3		8,306	0	0	8,309
Exercise of options and vested RSUs granted to employees, shares	1,134,607
Other comprehensive income (loss), net of tax	$ 0		0	4,022	0	4,022
Share-based compensation	0		169,280	0	0	169,280
Issuance of ordinary shares under employee stock purchase plan	$ 0	[1]	19,185	0	0	19,185
Issuance of ordinary shares under employee stock purchase plan, shares	105,098
Conversion of Convertible Senior Notes	$ 10		574,448	0	0	574,458
Conversion of Convertible Senior Notes, Shares	3,646,594
Reclassification Of Capped Call Transactions	$ 0		256,740	0	0	256,740
Shares issued related to Venafi acquisition, net of issuance costs	$ 6		638,939	0	0	638,945
Shares issued related to Venafi acquisition, net of issuance costs, shares	2,285,076
Net loss	$ 0		0	0	(93,461)	(93,461)
Balance at Dec. 31, 2024	$ 130		$ 2,494,158	$ 2,173	$ (126,657)	$ 2,369,804
Balance, shares at Dec. 31, 2024	49,426,711

[1]	Represents an amount lower than $1